united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

CONDUCTOR GLOBAL EQUITY VALUE FUND

Semi-Annual Report

April 30, 2016

Class Y   RAYLX

www.conductorfunds.com

1-844-GO-RAILX (1-844-467-2459)

Conductor Global Equity Value Fund

Portfolio Review (Unaudited)

April 30, 2016

The Fund’s performance figures* for the period ended April 30, 2016, compared to its benchmark:

Since Inception Date
4/19/16
Class Y (a)	0.58%
MSCI World Total Return Index (b)	(1.20)

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Per the fee table in the February 29, 2016 prospectus, the Fund’s total annual operating expense ratio is 2.28% for Class Y shares. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016

(b)	The MSCI World Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Total Return Index consists of 23 developed market country indexes.

Portfolio Composition as of April 30, 2016
Holdings by Asset Class	% of Net Assets	Holdings by Country	% of Market Value
Equity Funds	15.4%	United States	31.6%
Retail	9.8%	Japan	20.2%
Commercial Services	4.6%	Global ETF	14.9%
Pharmaceuticals	4.1%	Australia	5.3%
Machinery-Diversified	4.1%	South Korea	4.1%
Chemicals	3.9%	Brazil	3.2%
Semiconductors	3.6%	France	2.8%
Healthcare-Services	3.6%	Italy	2.2%
Telecommunications	3.6%	Indonesia	2.0%
Money Market Funds	3.4%	Turkey	1.9%
Other**	44.0%	Other^	11.8%
Other Assets and Liabilities -Net	(0.1)%		100.0%
	100.0%

**	Other represents 3.3% or less weightings in the following industries: Agriculture, Airlines, Auto Parts & Equipment, Beverages, Coal, Computers, Electronics, Engineering & Construction, Food, Healthcare Products, Insurance, Internet, Iron/Steel, Leisure Time, Media, Metal Fabricate/Hardware Miscellaneous Manufacturing, Oil & Gas, Oil and Gas Services, Software, Textiles, and Water.

^	Other countries represents less than 1.8% weightings in the following countries: Bermuda, Britain, Canada, China, Finland, Hong Kong, Ireland, Luxembourg, Mexico, New Zealand, Singapore, and South Africa.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor Global Equity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2016

Shares		Value
	COMMON STOCKS - 81.3%
	AGRICULTURE - 1.0%
3,294,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$383,634

	AIRLINES - 1.3%
14,100	Japan Airlines Co., Ltd.	521,104

	AUTO PARTS & EQUIPMENT - 3.0%
1,877	Hyundai Mobis Co., Ltd.	429,137
17,300	Koito Manufacturing Co., Ltd.	782,835
		1,211,972
	BEVERAGES - 1.7%
25,400	Coca-Cola West Co., Ltd.	710,041

	CHEMICALS - 3.9%
28,000	Nissan Chemical Industries Ltd.	773,822
3,267	Terra Nitrogen Co. LP	398,345
46,100	Toagosei Co., Ltd.	429,278
		1,601,445
	COAL - 1.0%
784,400	Tambang Batubara Bukit Asam Persero Tbk PT	419,577

	COMMERCIAL SERVICES - 4.6%
142,400	Arteris SA	414,733
11,674	Cintas Corp.	1,048,092
251,200	OHL Mexico SAB de CV *	414,442
		1,877,267
	COMPUTERS - 2.6%
7,883	Cap Gemini SA	735,893
13,750	Insight Enterprises, Inc. *	339,763
		1,075,656
	DISTRIBUTION/WHOLESALE - 0.9%
20,200	Canon Marketing Japan, Inc.	372,801

	ELECTRONICS - 3.1%
17,268	Sanmina Corp. *	408,388
6,448	Tech Data Corp. *	442,913
32,867	Vishay Intertechnology, Inc.	399,663
		1,250,964

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2016

Shares		Value
	ENGINEERING - 2.9%
227,792	Enka Insaat ve Sanayi AS	$396,132
7,683	Fluor Corp.	419,953
22,000	JGC Corp.	387,509
		1,203,594
	FOOD - 3.0%
357,055	Metcash Ltd. *	479,482
30,000	Yamazaki Baking Co., Ltd.	732,610
		1,212,092
	HEALTHCARE-PRODUCTS - 1.1%
5,642	Medtronic PLC	446,564

	HEALTHCARE-SERVICES - 3.6%
2,766	Anthem, Inc.	389,370
6,237	Magellan Health, Inc. *	439,459
4,963	UnitedHealth Group, Inc.	653,528
		1,482,357
	INSURANCE - 1.7%
7,977	Hanover Insurance Group, Inc. (The)	684,108

	INTERNET - 1.0%
74,300	Gree, Inc.	427,211

	IRON/STEEL - 2.2%
59,518	Kumba Iron Ore Ltd. *	485,100
36,013	Labrador Iron Ore Royalty Corp.	422,364
		907,464
	LEASURE TIME - 1.0%
13,767	Flight Centre Travel Group Ltd.	412,921

	MACHINERY-DIVERSIFIED - 4.1%
7,750	AGCO Corp.	414,393
38,900	Fuji Machine Manufacturing Co., Ltd.	417,513
16,064	Metso OYJ	386,075
9,409	SFA Engineering Corp.	470,698
		1,688,679
	MEDIA - 2.0%
21,362	Metropole Television SA	405,171
116,189	SKY Network Television Ltd.	433,006
		838,177

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2016

Shares		Value
	METAL FABRICATE/HARDWARE - 1.0%
30,003	Tenaris SA	$404,683

	MINING - 3.2%
66,432	Iluka Resources Ltd.	325,921
58,743	Koza Altin Isletmeleri AS *	384,656
134,420	OZ Minerals Ltd.	603,067
		1,313,644
	MISCELLANEOUS MANUFACTURING - 1.4%
13,400	FUJIFILM Holdings Corp.	572,407

	OIL & GAS - 2.0%
333,000	CNOOC Ltd.	414,688
6,217	Helmerich & Payne, Inc. ^	411,068
		825,756
	OIL & GAS SERVICES - 2.0%
41,483	John Wood Group PLC	379,369
12,351	Oil States International, Inc. *	427,839
		807,208
	PHARMACEUTICALS - 4.1%
36,005	Recordati SpA	914,799
12,452	VCA, Inc. *	784,102
		1,698,901
	RETAIL - 9.8%
15,306	Abercrombie & Fitch Co. ^	409,129
8,524	Big Lots, Inc.	390,911
11,365	Coach, Inc.	457,669
21,400	Doutor Nichires Holdings Co., Ltd.	380,942
18,133	Express, Inc. *	329,658
2,463	GS Home Shopping, Inc.	398,827
429,442	Myer Holdings Ltd.	339,132
4,200	Shimamura Co., Ltd.	582,330
5,601	The Children’s Place, Inc.	436,374
12,951	The Gap, Inc.	300,204
		4,025,176
	SEMICONDUCTORS - 3.6%
31,765	Kulicke & Soffa Industries, Inc. *	340,521
37,673	Marvell Technology Group Ltd.	375,977
29,689	QLogic Corp. *	388,629
351	Samsung Electronics Co., Ltd.	383,531
		1,488,658

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2016

Shares		Value
	SOFTWARE - 2.6%
12,371	ManTech International Corp.	$418,140
42,400	Nexon Co., Ltd.	659,626
		1,077,766
	TELECOMMUNICATIONS - 3.6%
12,911	NETGEAR, Inc. *	547,426
22,200	NTT DOCOMO, Inc.	539,018
230,000	SmarTone Telecommunications Holdings Ltd.	380,709
		1,467,153
	TEXTILES - 1.0%
93,790	Cia Hering	389,761

	WATER - 1.3%
68,600	Cia de Saneamento Basico do Estado de Sao Paulo	523,043

	TOTAL COMMON STOCKS (Cost - $27,771,720)	33,321,784

	EXCHANGE TRADED FUNDS AND NOTES - 15.4%
	EQUITY FUNDS - 15.4%
12,907	iPATH S&P 500 VIX Short-Term Futures ETN *^	216,967
104,701	Vanguard Total World Stock ETF	6,100,927
	TOTAL EXCHANGE TRADED FUNDS AND NOTES - (Cost - $6,167,183)	6,317,894

	SHORT-TERM INVESTMENTS - 3.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.9%
774,700	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.42%	774,700

	MONEY MARKET FUND - 1.5%
623,911	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.39%	623,911

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,398,611)	1,398,611

	TOTAL INVESTMENTS - 100.1% (Cost - $35,337,514) (a)	41,038,289
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(51,267)
	TOTAL NET ASSETS - 100.0%	$40,987,022

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2016

*	Non-income producing security.

^	All or a portion of the security is on loan. Total loaned securities had a value of $760,443 at April 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,337,514 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,108,932
Unrealized Depreciation:	(408,157)
Net Unrealized Appreciation:	$5,700,775

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

Statement of Assets and Liabilities (Unaudited)

April 30, 2016

ASSETS
Investment securities:
Total securities, at cost	$35,337,514
Total securities, at fair value	$41,038,289
Foreign currency (cost $280,330)	271,559
Receivable for securities sold	336,846
Dividends and interest receivable	116,544
Receivable for Fund shares sold	25,000
Prepaid expenses and other assets	35,384
TOTAL ASSETS	41,823,622

LIABILITIES
Collateral on securities loaned (see note 6)	774,700
Investment advisory fees payable	37,939
Distribution (12b-1) fees payable	421
Payable to related parties	15,490
Accrued expenses and other liabilities	8,050
TOTAL LIABILITIES	836,600
NET ASSETS	$40,987,022

NET ASSETS CONSIST OF:
Paid in capital	$39,674,277
Undistributed net investment loss	(1,333)
Accumulated net realized loss on investments and currency transactions	(4,382,761)
Net unrealized appreciation of investments and currency transactions	5,696,839
NET ASSETS	$40,987,022

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

Statement of Assets and Liabilities (Unaudited)(Continued)

April 30, 2016

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,275,642
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	123,882
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.30
Maximum offering price per share (maximum sales charge of 5.75%) (a)(b)	$10.93

Class C Shares:
Net Assets	$228,571
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	22,271
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.26

Class I Shares:
Net Assets	$39,482,799
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,818,826
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.34

Class Y Shares:
Net Assets	$10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(c)	$10.34

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

Statement of Operations (Unaudited)

For the Six Months Ended April 30, 2016

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld $18,750)	$398,741
Interest Income	681
Securities Lending (Net)	450
TOTAL INVESTMENT INCOME	399,872

EXPENSES
Investment advisory fees	282,407
Distribution (12b-1) fees:
Class A	1,426
Class C	1,034
Registration fees	26,046
Legal fees	20,266
Accounting services fees	15,530
Administrative services fees	13,135
Transfer agent fees	10,861
Non 12B-1 shareholder services	10,700
Audit fees	10,279
Compliance officer fees	6,999
Custodian fees	6,000
Trustees fees and expenses	4,980
Insurance expense	2,232
Other expenses	3,151
TOTAL EXPENSES	415,046

Less: Fees waived by the Advisor	(51,093)

NET EXPENSES	363,953

NET INVESTMENT INCOME	35,919

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,374,037)
Foreign Currency Transactions	(20,838)
Realized loss on investments and foreign currency transactions	(1,394,875)

Net change in unrealized appreciation (depreciation) of:
Investments	1,759,245
Foreign Currency Translations	30,175
Unrealized appreciation on investments and foreign currency transactions	1,789,420

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	394,545

NET INCREASE IN NET ASSETS	$430,464

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2016	October 31,
	(Unaudited)(a)	2015 (b)
FROM OPERATIONS
Net investment income	$35,919	$6,295
Net realized loss from investments and foreign currency transactions	(1,394,875)	(285,876)
Net change in unrealized appreciation of investments and foreign currency transactions	1,789,420	1,765,390
Net increase in net assets resulting from operations	430,464	1,485,809

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	201,379	1,057,960
Class C	228,000	20
Class I	1,506,910	3,455,787
Class Y	10	—
Payments for shares redeemed:
Class A	(49,657)	(47)
Class I	(415,786)	(1,223,406)
Net increase in net assets from shares of beneficial interest	1,470,856	3,290,314

TOTAL INCREASE IN NET ASSETS	1,901,320	4,776,123

NET ASSETS
Beginning of Period	39,085,702	34,309,579
End of Period*	$40,987,022	$39,085,702
*Includes undistributed net investment loss of:	$(1,333)	$(37,252)

SHARE ACTIVITY
Class A:
Shares Sold	17,832	107,503
Shares Redeemed	(5,124)	(5)
Net increase in shares of beneficial interest outstanding	12,708	107,498

Class C:
Shares Sold	22,269	2
Net increase in shares of beneficial interest outstanding	22,269	2

Class I:
Shares Sold	148,336	336,393
Shares Redeemed	(42,704)	(119,906)
Net increase in shares of beneficial interest outstanding	105,632	216,487

Class Y:
Shares Sold	1	—
Net increase in shares of beneficial interest outstanding	1	—

(a)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(b)	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class Y Shares (1)
	Period Ended
	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.28
Activity from investment operations:
Net investment income (2)	(0.00	) (3)
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.06
Net asset value, end of period	$10.34
Total return (4)	0.58	% (5)
Net assets, at end of period	$10
Ratio of gross expenses to average net assets (6)(7)(8)	1.76%
Ratio of net expenses to average net assets (7)(8)	1.50%
Ratio of net investment income to average net assets (7)(8)(9)	(1.50)%
Portfolio Turnover Rate (5)	61%

(1)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2016

1.	ORGANIZATION

The Conductor Global Equity Value Fund, formerly the Conductor Global Fund, (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations for Class I shares on December 27, 2013. Class A shares commenced investment operations on April 15, 2014. Class C shares commenced investment operations on September 17, 2015. Class Y shares commenced investment operations on April 19, 2016. The financial highlights of the Class A, Class C and Class I shares are presented separately. The investment objective is to provide long-term risk-adjusted total return.

The Fund offers Class A, Class C, Class I, and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$33,321,784	$—	$—	$33,321,784
Exchange Traded Funds and Notes	6,317,894	—	—	6,317,894
Short-Term Investments	1,398,611	—	—	1,398,611
Total	$41,038,289	$—	$—	$41,038,289

*	Please refer to the Portfolio of Investments for industry classifications.

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2015 or expected to be taken for the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2016, amounted to $25,034,136 and $22,885,392, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s Investment Adviser (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund incurred advisory fees in the amount of $282,407.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until March 1, 2017, so that the total annual operating expenses of the Conductor Global Equity Value Fund do not exceed 2.15%, 2.90%, 1.90%, and 1.50% of the average daily net assets of Class A, Class C, Class I, and Class Y, respectively. For the six months ended April 30, 2016, the Advisor waived $51,093 of its fees.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

Prior to February 29, 2016, the Advisor agreed to waive all or a portion of its management fees so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.18%, 2.93 and 1.93% of average daily net assets for Class A, Class C and Class I, respectively.

Prior to February 28, 2015, the Advisor agreed to waive all or a portion of its management fees so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.20% and 1.95% of average daily net assets for Class A and Class I, respectively.

Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.

The following amounts are subject to recapture by the Fund by the following dates:

10/31/2017	$102,335
10/31/2018	$90,754

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended April 30, 2016, $1,426 and $1,034 of 12b-1 fees was accrued for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. The Distributor is an affiliate of GFS. For the six months ended April 30, 2016, the Distributor received $9,622 and $2,280 in underwriting commissions for sales of Class A shares and Class C shares, respectively, of which $1,410 and $0 was retained by the principal underwriter for Class A shares and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

5.	TAX COMPONENTS OF CAPITAL

As of October 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(37,253)	$(2,987,886)	$—	$3,907,419	$882,280

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Conductor Global Equity Value Fund incurred and elected to defer such late year losses of $37,253.

At October 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,987,886	$—	$2,987,886

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and the reclass of net operating losses, resulted in reclassifications for the year ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(57,667)	$14,702	$42,965

6.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Portfolio of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement.

Conductor Global Equity Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2016

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016 Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 78% of the voting securities of the Conductor Global Equity Value Fund.

8.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2016, the Fund did not assess any redemption fees.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Conductor Global Equity Value Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
Actual	Value 11/1/2015	4/30/2016	Period 11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class Y *	1,000.00	1,005.80	0.49	1.50%

Hypothetical
(5% return before	Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
expenses)	Value 11/1/2015	4/30/2016	Period 11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class Y *	1,000.00	1,017.40	7.52	1.50%

*	Expense information is for the period from 4/19/16 (date of initial investment) to 4/30/16. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 12/366 (to reflect the period from initial investment to April 30, 2016 ).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor
IronHorse Capital LLC
3102 West End Avenue, Suite 400
Nashville, TN 37203

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/7/16